PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	$ 7,335,118	$ 8,323,949		$ 10,049,920
Closing balance	7,021,134	7,335,118		8,323,949
Additions	894,097	662,078		493,639
Disposals	(4,407)	(521)		(1,586)
Withdrawals	(43,305)
Rejection fleet		(516,694)	[1]	(1,081,578)
Retirements	(699,046)	(47,086)		(111,256)
Depreciation expenses	22,082	(648,782)		(718,767)
Foreign exchange	(483,405)	(38,245)		(170,405)
Other increases (decreases)		(399,581)	[2]	(136,018)
Changes, total	(313,984)	(988,831)		(1,725,971)
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	473,797	377,961		372,589
Closing balance	388,810	473,797		377,961
Additions	16,332	84,392		6,535
Disposals
Withdrawals	(75)
Rejection fleet			[1]
Retirements		(279)		(39)
Depreciation expenses	(1,282)
Foreign exchange	(99,962)	(1,720)		(2,601)
Other increases (decreases)		13,443	[2]	1,477
Changes, total	(84,987)	95,836		5,372
Land [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	43,276	42,978		48,406
Closing balance	44,349	43,276		42,978
Additions		1,550
Disposals
Withdrawals
Rejection fleet			[1]
Retirements
Depreciation expenses	1,073
Foreign exchange		(1,252)		(5,428)
Other increases (decreases)			[2]
Changes, total	1,073	298		(5,428)
Buildings net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	60,451	65,207		74,862
Closing balance	68,996	60,451		65,207
Additions		92
Disposals
Withdrawals	(2)
Rejection fleet			[1]
Retirements	(3,285)
Depreciation expenses	918	(4,074)		(4,819)
Foreign exchange	10,914	(833)		(4,836)
Other increases (decreases)		59	[2]
Changes, total	8,545	(4,756)		(9,655)
Plant and Equipment Net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	6,568,717	7,698,969		9,374,516
Closing balance	6,304,848	6,568,717		7,698,969
Additions	843,808	563,023		485,800
Disposals	(4,140)	(169)		(1,439)
Withdrawals	(42,055)
Rejection fleet		(469,878)	[1]	(1,081,496)
Retirements	(669,059)	(44,684)		(107,912)
Depreciation expenses	11,527	(620,349)		(682,102)
Foreign exchange	(403,950)	(19,199)		(146,219)
Other increases (decreases)		(538,996)	[2]	(142,179)
Changes, total	(263,869)	(1,130,252)		(1,675,547)
Information technology equipment net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	16,836	14,831		20,776
Closing balance	16,609	16,836		14,831
Additions	6,426	6,455		1,295
Disposals		(26)		(112)
Withdrawals	(24)
Rejection fleet			[1]
Retirements	(5,662)	(212)		(55)
Depreciation expenses	(84)	(4,345)		(6,186)
Foreign exchange	(883)	(404)		(1,543)
Other increases (decreases)		537	[2]	656
Changes, total	(227)	2,005		(5,945)
Fixed installations & accessories net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	38,741	49,199		59,834
Closing balance	37,072	38,741		49,199
Additions	113	6		9
Disposals	(264)	(309)		(31)
Withdrawals	(836)
Rejection fleet			[1]
Retirements	(7,914)	(1,885)		(3,250)
Depreciation expenses	2,365	(8,304)		(9,037)
Foreign exchange	4,867	(1,752)		(7,195)
Other increases (decreases)		1,786	[2]	8,869
Changes, total	(1,669)	(10,458)		(10,635)
Motor vehicles net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	325	396		477
Closing balance	423	325		396
Additions	258	17
Disposals	(3)	(17)		(4)
Withdrawals
Rejection fleet			[1]
Retirements	(55)
Depreciation expenses	(28)	(61)		(81)
Foreign exchange	(74)	(11)		4
Other increases (decreases)		1	[2]
Changes, total	98	(71)		(81)
Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance	132,975	74,408		98,460
Closing balance	160,027	132,975		74,408
Additions	27,160	6,543
Disposals
Withdrawals	(313)
Rejection fleet		(46,816)	[1]	(82)
Retirements	(13,071)	(26)
Depreciation expenses	7,593	(11,649)		(16,542)
Foreign exchange	5,683	(13,074)		(2,587)
Other increases (decreases)		123,589	[2]	(4,841)
Changes, total	$ 27,052	$ 58,567		$ (24,052)

[1]	Include aircraft lease rejection due to Chapter 11.
[2]	As of December 31, 2022, six A320 ThUS$ (29,328) and twenty-eight A319 ThUS$ (373,410) aircraft were reclassified to Non-current assets or groups of assets for disposal as held for sale. As of December 31, 2021, it includes the lease contract amendment of two B787 aircraft ThUS$ (397,569) and six A320N aircraft ThUS$ (284,952) (see note 13).